BOARD OF DIRECTORS - Shares held (Details) - Key management personnel of entity or parent	Dec. 31, 2021 shares
Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	621,944
Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Mr. Paul Sekhri | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	423,985
Mr. Paul Sekhri | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Ms. Deb Jorn | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	51,738
Ms. Deb Jorn | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Ms. Barbara Yanni | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	44,147
Ms. Barbara Yanni | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Mr. Mark Pykett | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	44,147
Mr. Mark Pykett | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Ms. Jabine van der Meijs | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	19,309
Ms. Jabine van der Meijs | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Mr Leon Kruimer | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	19,309
Mr Leon Kruimer | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)
Mr. Steven Baert | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	19,309
Mr. Steven Baert | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0